Summary of Significant Accounting Policies (Details 2)	12 Months Ended
Dec. 31, 2012 segment reportingunit
Goodwill and Other Intangible Assets
Number of reporting units in which the entity operates	1
Financial Information Regarding Segment Reporting
Number of reportable segments	1
Client lists and relationships | Maximum
Other Intangible Assets
Intangible assets with finite life, amortization period	10 years
Developed software
Other Intangible Assets
Intangible assets with finite life, amortization period	5 years